STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Australia - 1.9%
CSL Ltd.	103,600		19,294,041
Canada - 4.4%
Alimentation Couche-Tard, Inc.	362,100		22,457,324
Canadian National Railway Co.	167,300		21,692,356
			44,149,680
Denmark - 3.9%
Novo Nordisk A/S, Cl. B	323,900		38,729,397
France - 5.7%
Dassault Systemes SE	257,300	[a]	12,023,240
L'Oreal SA	38,800		18,571,033
LVMH Moet Hennessy Louis Vuitton SE	28,600		26,193,854
			56,788,127
Hong Kong - 2.7%
AIA Group Ltd.	2,341,400	[a]	18,947,228
Prudential PLC	759,900	[a]	7,509,293
			26,456,521
Ireland - 2.0%
Experian PLC	474,200		20,306,397
Japan - 6.4%
Keyence Corp.	53,628		25,165,228
Shin-Etsu Chemical Co. Ltd.	473,400		20,219,315
SMC Corp.	29,600		17,854,733
			63,239,276
Netherlands - 1.3%
ASML Holding NV	13,600		12,867,247
Spain - 2.1%
Industria de Diseno Textil SA	470,500	[a]	20,852,318
Switzerland - 4.2%
Lonza Group AG	16,600		8,688,106
Nestle SA	156,800		16,294,807
Roche Holding AG	64,300		16,853,668
			41,836,581
Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	243,400		31,318,278
United Kingdom - 1.9%
Compass Group PLC	705,600		19,335,327
United States - 59.0%
Adobe, Inc.	48,100	[a]	26,949,468
Alphabet, Inc., Cl. C	203,040	[a]	28,380,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
United States - 59.0% (continued)
Amphenol Corp., Cl. A		233,300		25,485,692
Automatic Data Processing, Inc.		88,500		22,225,005
Booking Holdings, Inc.		5,460		18,939,812
Cisco Systems, Inc.		364,500		17,630,865
Cognizant Technology Solutions Corp., Cl. A		257,800		20,371,356
Costco Wholesale Corp.		33,400		24,845,926
Edwards Lifesciences Corp.		284,100	[a]	24,111,567
Fastenal Co.		272,400		19,887,924
Fortinet, Inc.		255,600	[a]	17,664,516
Intuitive Surgical, Inc.		57,500	[a]	22,172,000
Linde PLC		63,300		28,410,306
Mastercard, Inc., Cl. A		65,800		31,239,208
Mettler-Toledo International, Inc.		8,200	[a]	10,227,204
Microsoft Corp.		96,900		40,081,716
Moody's Corp.		53,480		20,291,382
NIKE, Inc., Cl. B		177,300		18,426,789
Old Dominion Freight Line, Inc.		45,790		20,261,159
O'Reilly Automotive, Inc.		18,900	[a]	20,552,238
Paychex, Inc.		148,100		18,160,022
Stryker Corp.		61,600		21,502,712
Texas Instruments, Inc.		125,100		20,932,983
The TJX Companies, Inc.		206,400		20,462,496
The Walt Disney Company		98,300		10,968,314
Waters Corp.		63,100	[a]	21,291,202
West Pharmaceutical Services, Inc.		43,700		15,660,332
				587,133,125
Total Common Stocks (cost $382,279,352)				982,306,315
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,745,084)	5.41	11,745,084	[b]	11,745,084
Total Investments (cost $394,024,436)		99.9%		994,051,399
Cash and Receivables (Net)		.1%		1,228,067
Net Assets		100.0%		995,279,466

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	662,601,083	319,705,232	††	-	982,306,315
Investment Companies	11,745,084	-		-	11,745,084

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2024, accumulated net unrealized appreciation on investments was $600,026,963, consisting of $609,147,002 gross unrealized appreciation and $9,120,039 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.